Old Mutual Funds II
Supplement Dated February 22, 2011

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class shares Prospectus of Old Mutual Funds II dated July 27, 2010, as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the section of the Prospectus entitled “Fund Summaries – Old Mutual Large Cap Growth Fund – Management” on page 20 of the Prospectus:

MANAGEMENT

Investment Manager:                                                 Old Mutual Capital, Inc.

Investment Sub-Adviser:                                           Ashfield

Portfolio Managers:

Name	Title	Length of Service
Bradley J. Fretz	Portfolio Manager/Analyst	Since 1989
Peter A. Johnson	Portfolio Manager/Analyst	Since 1994
Gregory M. Jones, CFA	Director of Global Equities	Since 2011
J. Stephen Lauck, CFA	President, CEO and Portfolio Manager/Analyst	Since 1984
Marc W. Lieberman, CFA	Portfolio Manager/Analyst	Since 2002
J. Stephen Thornborrow	Portfolio Manager/Analyst	Since 1984

The following replaces in its entirety the section of the Prospectus entitled “Fund Summaries – Old Mutual Dwight Intermediate Fixed Income Fund – Management” on page 50 of the Prospectus:

MANAGEMENT

Investment Manager:                                                 Old Mutual Capital, Inc.

Investment Sub-Adviser:                                           Dwight

Portfolio Managers:

Name	Title	Length of Service
W. Frank Koster	Chief Investment Officer and Head of Structured Product at Dwight	Since 2009
Edwin A. Martin, CFA, FSA, MAAA	Senior Vice President and Head of Quantitative Analysis	Since 2007
Paul Norris	Senior Vice President and Sector Portfolio Manager	Since 2009

The following replaces in its entirety the section of the Prospectus entitled “Fund Summaries – Old Mutual Dwight Short Term Fixed Income Fund – Management” on page 55 of the Prospectus:

MANAGEMENT

Investment Manager:                                                 Old Mutual Capital, Inc.

Investment Sub-Adviser:                                           Dwight

Portfolio Managers:

Name	Title	Length of Service
W. Frank Koster	Chief Investment Officer and Head of Structured Product at Dwight	Since 2009
Edwin A. Martin, CFA, FSA, MAAA	Senior Vice President and Head of Quantitative Analysis	Since 2007
Paul Norris	Senior Vice President and Sector Portfolio Manager	Since 2009

The following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Dwight Intermediate Fixed Income Fund” on page 80 of the Prospectus:

OLD MUTUAL DWIGHT INTERMEDIATE FIXED INCOME FUND

Messrs. Koster, Martin, and Norris share responsibility for the day-to-day portfolio management activities for the Old Mutual Dwight Intermediate Fixed Income Fund.

W. Frank Koster is the Chief Investment Officer and Head of Structured Product at Dwight, positions he has held since joining Dwight in June 2009.  Prior to joining Dwight, Mr. Koster served as Co-Head of the High Grade Fixed Income Team (since 2005).

Edwin A. Martin, CFA, FSA, MAAA, is a Senior Vice President and Head of Quantitative Analysis at Dwight, positions he has held since January 2007.  Prior to serving in these positions, Mr. Martin served as Vice President and Quantitative Analyst at Dwight since 2003.

Paul Norris is a Senior Vice President and Sector Portfolio Manager at Dwight, positions he has held since joining Dwight in February 2009.  Prior to joining Dwight, Mr. Norris served as Director of Mortgage Portfolio at Fannie Mae since 2003.  Mr. Norris specializes in mortgage-backed securities and asset-backed securities.

The following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Dwight Short Term Fixed Income Fund” on page 81 of the Prospectus:

OLD MUTUAL DWIGHT SHORT TERM FIXED INCOME FUND

Messrs. Koster, Martin, and Norris share responsibility for the day-to-day portfolio management activities for the Old Mutual Dwight Short Term Fixed Income Fund.

W. Frank Koster (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

Edwin A. Martin (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

Paul Norris (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

The following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Large Cap Growth Fund” on page 81 of the Prospectus:

OLD MUTUAL LARGE CAP GROWTH FUND

A team of portfolio managers comprise Ashfield’s Large Cap Investment Committee, which takes a team approach to applying the firm’s large cap growth equity investment philosophy and process.  All portfolio decisions are made collectively by consensus of the Committee.

Bradley J. Fretz serves as Portfolio Manager/Analyst for Ashfield, a position he has held since 1989.

Peter A. Johnson serves as Portfolio Manager/Analyst for Ashfield, a position he has held since 1994.

Gregory M. Jones, CFA, serves as Director of Global Equities for Ashfield, a position he has held since January 2011. Prior to joining Ashfield, Mr. Jones served as Manager of Emerging Market and Developed Asia long-short equities for Omega Advisors from March 2010 to January 2011. Mr. Jones founded Jadeite Capital and served as its Chief Executive Officer from 2007 to January 2011.  Mr. Jones also served as Managing Director and Senior Portfolio Manager for Clay Finlay Inc. from 1995 to 2007.

J. Stephen Lauck, CFA, serves as President, CEO and Portfolio Manager/Analyst for Ashfield, a position he has held since 1984.

Marc W. Lieberman, CFA, serves as Portfolio Manager/Analyst for Ashfield, a position he has held since 2002.

J. Stephen Thornborrow serves as Portfolio Manager/Analyst for Ashfield, a position he has held since 1984.

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-11-001   02/2011

Old Mutual Funds II
Supplement Dated February 22, 2011

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class shares Statement of Additional Information of Old Mutual Funds II dated July 27, 2010, as supplemented (the “SAI”).  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the section of the SAI entitled “Trustees and Officers of the Trust – Officers” beginning on page 46 of the SAI:

Officers

The officers of the Trust receive no direct compensation from the Trust or the Funds for their services as officers.

Name and Age*	Position Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Julian F. Sluyters (Age: 50)	President and Principal Executive Officer	Since 2006
Chief Executive Officer, June 2008 – present, President, October 2006 – present, and Chief Operating Officer,, October 2006 – June 2008, Old Mutual Capital, Inc. President, Chief Financial Officer and Treasurer, Old Mutual Fund Services, October 2006 – present.  President, November 2008 – present, Old Mutual Investment Partners. President and Chief Executive Officer, Scudder family of funds, 2004 - December 2005.

Robert T. Kelly (Age: 40)	Treasurer and Principal Financial Officer	Since 2006
Vice President, June 2007 – present, Old Mutual Capital, Inc. and Vice President, October 2006 – present, Old Mutual Fund Services. Vice President of Portfolio Accounting, Founders Asset Management LLC, 2000 - February 2006.

Andra C. Ozols (Age: 49)	Vice President and Secretary	Since 2005
Chief Administrative Officer, September 2009 – present, Senior Vice President, Secretary, and General Counsel, July 2005 – present, Old Mutual Capital, Inc. and Old Mutual Investment Partners. Senior Vice President, Secretary, and General Counsel, July 2005 – present, Old Mutual Fund Services.  Executive Vice President,  2004 - 2005, General Counsel and Secretary, 2002 - 2005, and Vice President, 2002 - 2004, ICON Advisors, Inc. Director of ICON Management & Research Corporation, 2003 - 2005. Executive Vice President,  2004 - 2005, General Counsel and Secretary,  2002 - 2005, and Vice President,  2002 - 2004, ICON Distributors, Inc. Executive Vice President and Secretary, ICON Insurance Agency, Inc., 2004 - 2005.

Kathryn A. Burns (Age: 33)	Vice President, Chief Compliance Officer, and Assistant Treasurer	Chief Compliance Officer since March 2010; Assistant Treasurer since 2006
Chief Compliance Officer, March 2010 – present, Vice President, January 2010 – present, Regulatory Reporting Manager, August 2006 – present, and Assistant Vice President, January 2009 – January 2010, Old Mutual Fund Services.  Chief Compliance Officer, March 2010 – present and Vice President, January 2010 – present, Old Mutual Capital, Inc.  Manager, 2004 - July 2006, PricewaterhouseCoopers LLP.

Kathryn L. Santoro (Age: 36)	Vice President and Assistant Secretary	Since 2007	Vice President and Associate General Counsel, January 2009 – present, and Associate Counsel, November 2005 – January 2009, Old Mutual Capital, Inc. Associate Attorney, Hall & Evans, LLC, 2004 - 2005.

*	The address for each of the officers of the Trust is 4643 South Ulster Street, Suite 700, Denver, Colorado 80237.

**	Each officer of the Trust shall serve until such time as his or her successor is duly elected and qualified.

The following table replaces in its entirety the table entitled “Investments in Each Fund” beginning on page C-1 of Exhibit C to the SAI:

NAME OF PORTFOLIO MANAGER	NAME OF FUND	DOLLAR RANGE OF INVESTMENTS IN EACH FUND
James P. Barrow	Barrow Hanley Value Fund	Over $1,000,000
Dennis Bein	Analytic U.S. Long/Short Fund	None
Ryan Brown	Analytic U.S. Long/Short Fund	$1 - $10,000
David Cavanaugh	Strategic Small Company Fund	None
Harindra de Silva	Analytic U.S. Long/Short Fund	None
Bradley J. Fretz	Large Cap Growth Fund	None
	Strategic Small Company Fund	None
David R. Hardin	Barrow Hanley Core Bond Fund	None
Brett P. Hawkins	TS&W Mid-Cap Value Fund	$10,001 - $50,000
Jerome J. Heppelmann	Focused Fund	$500,001 - $1,000,000
Jeffrey A. Johnson	Strategic Small Company Fund	None
Peter A. Johnson	Large Cap Growth Fund	None
	Strategic Small Company Fund	None
Gregory M. Jones*	Large Cap Growth Fund	None
W. Frank Koster	Dwight Intermediate Fixed Income Fund	None
	Dwight Short Term Fixed Income Fund	None
J. Stephen Lauck	Large Cap Growth Fund	None
Marc W. Lieberman	Large Cap Growth Fund	None
Mark C. Luchsinger	Barrow Hanley Core Bond Fund	None
Edwin A. Martin	Dwight Intermediate Fixed Income Fund	None
	Dwight Short Term Fixed Income Fund	None
Todd McCallister	Strategic Small Company Fund	None
J. Scott McDonald	Barrow Hanley Core Bond Fund	None
Edward B. Meigs	Dwight High Yield Fund	None
Michael K. Moran	Old Mutual Heitman REIT Fund	None
Paul Norris	Dwight Intermediate Fixed Income Fund	None
	Dwight Short Term Fixed Income Fund	None
Deborah A. Petruzzelli	Barrow Hanley Core Bond Fund	None
John S. Pickler	TS&W Mid-Cap Value Fund	None
Timothy J. Pire	Heitman REIT Fund	$10,001 - $50,000
Greg Poulos	Strategic Small Company Fund	None
Frank H. Reichel III	TS&W Small Cap Value Fund	Over $1,000,000
Sean M. Slein	Dwight High Yield Fund	None
Stacey Serafini Thomas	Strategic Small Company Fund	None
J. Stephen Thornborrow	Large Cap Growth Fund	None
	Strategic Small Company Fund	None
Tucker Walsh	Strategic Small Company Fund	None
John S. Williams	Barrow Hanley Core Bond Fund	None
Jeffrey D. Yurk	Old Mutual Heitman REIT Fund	None

*	Dollar range of investments is as of January 31, 2011.

The following table replaces in its entirety the table entitled “Other Managed Accounts” beginning on page C-6 of Exhibit C to the SAI:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category
James P. Barrow	13 Registered Investment Companies with $28.6 billion in total assets under management, of which 3 accounts ($25.7 billion) are subject to a performance-based advisory fee.
2 Other Pooled Investment Vehicles with $264 million in total assets under management.
26 Other Accounts with $2.5 billion in total assets under management.
Dennis Bein	12 Registered Investment Companies with $3.5 billion in total assets under management.
19 Other Pooled Investment Vehicles with $2.2 billion in total assets under management, of which 7 accounts ($1.4 billion) are subject to a performance-based advisory fee.
32 Other Accounts with $2.4 billion in total assets under management, of which 13 accounts ($1.05 billion) are subject to a performance-based advisory fee.
Ryan Brown	None
David Cavanaugh	4 Registered Investment Companies with $316 million in total assets under management.
2 Other Pooled Investment Vehicles with $83 million in total assets under management.
39 Other Accounts with $1099 million in total assets under management of which 1 account ($64 million) is subject to a performance-based advisory fee.
Harindra de Silva	15 Registered Investment Companies with $3.7 billion in total assets under management.
19 Other Pooled Investment Vehicles with $1.4 billion in total assets under management, of which 7 accounts ($1.3 billion) are subject to a performance-based advisory fee.
29 Other Accounts with $2.4 billion in total assets under management, of which 13 accounts ($1.05 billion) are subject to a performance-based advisory fee.
Bradley J. Fretz	No Registered Investment Company with $44 million in total assets under management.
1 Other Pooled Investment Vehicle with $362 million in total assets under management
7665 Other Accounts with $2.6 billion in total assets under management
David R. Hardin	6 Registered Investment Companies with $338 million in total assets under management.
3 Other Pooled Investment Vehicles with $219 million in total assets under management.
110 Other Accounts with $7.5 billion in total assets under management, of which 1 account ($586 million) are subject to a performance-based advisory fee.
Brett P. Hawkins	1 Other Pooled Investment Vehicle with $7.9 million in total assets under management
62 Other Accounts with $1.8 billion in total assets under management
Jerome J. Heppelman	None

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category
Jeffrey A. Johnson	1 Registered Investment Company with $2.6 billion in total assets under management.
99 Other Accounts with $17 million in total assets under management.
Peter A. Johnson	1 Registered Investment Company with $44 million in total assets under management.
1 Other Pooled Investment Vehicle with $ m362illion in total assets under management.
7752 Other Accounts with $2.8 billion in total assets under management.
Gregory M. Jones*	1 Other Pooled Investment Vehicle with $699 million in total assets under management.
6547 Other Accounts with $2.7 billion in total assets under management.
W. Frank Koster	10 Other Pooled Investment Vehicles with $21.8 billion in total assets under management.
53 Other Accounts with $12.4 billion in total assets under management.
J. Stephen Lauck	1 Other Pooled Investment Vehicle with $362 million in total assets under management.
7596 Other Accounts with $2.6 billion in total assets under management.
Marc W. Lieberman	1 Other Pooled Investment Vehicle with $362 million in total assets under management.
7571 Other Accounts with $2.5 billion in total assets under management.
Mark C. Luchsinger	6 Registered Investment Companies with $338 million in total assets under management.
3 Other Pooled Investment Vehicles with $219 million in total assets under management.
110 Other Accounts with $7.5 billion in total assets under management, of which 1 accounts ($586 million) are subject to a performance-based advisory fee.
Edwin A. Martin	10 Other Pooled Investment Vehicles with $21.8 billion in total assets under management.
53 Other Accounts with $12.4 billion in total assets under management.
Todd McCallister	Registered Investment Companies with $165 million in total assets under management.
6386 Other Accounts with $4.6 billion in total assets under management, of which 2 accounts ($207 million) are subject to a performance-based advisory fee.
J. Scott McDonald	6 Registered Investment Companies with $338 million in total assets under management.
3 Other Pooled Investment Vehicles with $219 million in total assets under management.
110 Other Accounts with $7.5 billion in total assets under management, of which 1 accounts ($586 million) are subject to a performance-based advisory fee.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category
Edward B. Meigs	1 Registered Investment Company with $99.5 million in total assets under management.
3 Other Pooled Investment Vehicles with $1.9 billion in total assets under management.
6 Other Accounts with $6.7 billion in total assets under management.
Michael K. Moran	3 Registered Investment Companies with $310 million in total assets under management.
8 Other Pooled Investment Vehicles with $3.7 billion in total assets under management.
1435 Other Accounts with $791 million in total assets under management, of which 2 account ($95 million) is subject to a performance-based advisory fee.
Paul Norris	10 Other Pooled Investment Vehicles with $21.8 billion in total assets under management.
53 Other Accounts with $12.4 billion in total assets under management.
Deborah A. Petruzzelli	6 Registered Investment Companies with $338 million in total assets under management.
3 Other Pooled Investment Vehicles with $219 million in total assets under management.
110 Other Accounts with $7.5 billion in total assets under management, of which 1 accounts ($586 million) are subject to a performance-based advisory fee.
John S. Pickler	1 Registered Investment Companies with $743 million in total assets under management.
1 Other Pooled Investment Vehicles with $7.9 million in total assets under management.
49 Other Accounts with $1.9 billion in total assets under management.
Timothy J. Pire	3 Registered Investment Companies with $310 million in total assets under management.
8 Other Pooled Investment Vehicles with $3.7 billion in total assets under management.
1435 Other Accounts with $791 million in total assets under management, of which 2 account ($95 million) is subject to a performance-based advisory fee.
Greg Poulos	4 Registered Investment Companies with $316 million in total assets under management.
2 Other Pooled Investment Vehicles with $83 million in total assets under management.
39 Other Accounts with $1099 million in total assets under management of which 1 account ($64 million) is subject to a performance-based advisory fee..
Frank H. Reichel III	1 Registered Investment Companies with $60.8 million in total assets under management.
69 Other Accounts with $1.99 billion in total assets under management, of which 1 account ($67 million) is subject to a performance-based advisory fee.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category
Sean M. Slein	1 Registered Investment Company with $75.2 million in total assets under management.
3 Other Pooled Investment Vehicles with $1.9 billion in total assets under management.
8 Other Accounts with $13.4 billion in total assets under management.
Stacey Serafini Thomas	2 Registered Investment Companies with $165 million in total assets under management.
6386 Other Accounts with $4.6 billion in total assets under management, of which 2 accounts ($207 million) are subject to a performance-based advisory fee.
J. Stephen Thornborrow	1 Other Pooled Investment Vehicle with $362 million in total assets under management.
7754 Other Accounts with $2.7 billion in total assets under management.
Tucker M. Walsh	4 Registered Investment Companies with $316 million in total assets under management.
2 Other Pooled Investment Vehicles with $83 million in total assets under management.
39 Other Accounts with $1099 million in total assets under management of which 1 account ($64 million) is subject to a performance-based advisory fee..
John S. Williams	6 Registered Investment Companies with $338 million in total assets under management.
3 Other Pooled Investment Vehicles with $219 million in total assets under management.
110 Other Accounts with $7.5 billion in total assets under management, of which 1 account ($586 million) are subject to a performance-based advisory fee.
Jeffrey D. Yurk	3 Registered Investment Companies with $319 million in total assets under management.
8 Other Pooled Investment Vehicles with $3.7 billion in total assets under management.
1435 Other Accounts with $791 million in total assets under management, of which 2 accounts ($94 million) are subject to a performance-based advisory fee.

*	Number of accounts managed and total assets in each category is as of January 31, 2011.

______________________________________________________________
Distributed by Old Mutual Investment Partners
R-11-003  02/2011